CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS	6 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ 111,379,427	$ 17,508,584	¥ (10,041,526)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	1,682,450	264,477	1,369,590
Loss from disposal of equipment	35,279	5,546	1,095
Changes in warrants liabilities	(147,168,952)	(23,134,614)	0
Net recovery of credit losses	(5,671,285)	(891,513)	(3,697,024)
Provision for slow moving inventories	38,856	6,108	423,714
Amortization of right of use assets	1,556,830	244,730	542,896
Restricted shares issued for management and employees	27,375,871	4,303,423	3,403,513
Loss (income) from investment in unconsolidated entity	(15,411)	(2,423)	251,296
Deferred tax expense	104,315	16,398	0
Interest expenses related to convertible notes	0	0	84,607
Interest income from loans to third parties	(2,101,366)	(330,330)	0
Restricted shares issued for services	4,631,063	727,992	0
Changes in operating assets and liabilities:
Notes receivable	(8,502,433)	(1,336,563)	(3,609,112)
Trade accounts receivable	(12,364,696)	(1,943,701)	15,866,295
Trade accounts receivable-related party	0	0	3,409,912
Inventories	(1,314,367)	(206,615)	(765,595)
Other receivable	(1,495,225)	(235,046)	(4,262,681)
Other receivables-related parties	(23,800)	(3,741)	(23,800)
Purchase advance	543,832	85,489	96,330
Contract costs	20,068,844	3,154,775	(14,262,839)
Prepaid expense	116,153	18,259	(19,306)
Prepaid expense - related parties	433,000	68,067	217,600
Operating lease liabilities	(526,878)	(82,824)	(539,572)
Trade accounts payable	102,178	16,062	(3,761,301)
Other payables	(7,569,400)	(1,189,891)	(1,048,961)
Other payables-related parties	1,169,121	183,783	(2,842,651)
Contract liabilities	(6,490,414)	(1,020,278)	3,200,559
Accrued payroll and employees' welfare	(122,226)	(19,213)	(963,905)
Taxes payable	1,088,901	171,173	273,624
Net cash used in operating activities	(23,040,333)	(3,621,886)	(16,697,242)
Cash flows from investing activities:
Purchases of property and equipment	(337,171)	(53,002)	(375,569)
Repayments from loans to third parties	113,146,100	17,786,302	3,200,377
Payments made for loans to third parties	(86,031,987)	(13,524,027)	(950,000)
Net cash provided by investing activities	26,776,942	4,209,273	1,874,808
Cash flows from financing activities:
Proceeds from short-term bank loans	0	0	3,520,000
Repayments of short-term bank loans	(5,000,000)	(785,988)	(1,020,000)
Proceeds from short-term borrowings	260,000	40,871	2,460,000
Repayments of short-term borrowings	(530,000)	(83,315)	(2,460,000)
Proceeds from short-term borrowings-related parties	5,000,000	785,988	10,100,000
Repayments of short-term borrowings-related parties	(8,522,500)	(1,339,717)	(8,320,000)
Repayments of long-term borrowings-related party	(436,457)	(68,610)	(399,422)
Proceeds from sale of ordinary shares, net of issuance costs	0	0	9,930,015
Proceeds from issuance of convertible notes	0	0	42,364,203
Capital contribution by non-controlling shareholders	0	0	50,000
Net cash provided by (used in) financing activities	(9,228,957)	(1,450,771)	56,224,796
Effect of exchange rate fluctuation on cash	(5,642,145)	(886,932)	(931,369)
Net increase (decrease) in cash	(11,134,493)	(1,750,316)	40,470,993
Cash at beginning of period	343,998,570	54,075,769	30,336,504
Cash at end of period	332,864,077	52,325,453	70,807,497
Supplemental cash flow information
Cash paid during the period for interest	732,842	115,201	849,409
Cash received during the period for taxes	2,889	454	(98,338)
Non-cash investing and financing activities
Cancellation of ordinary shares issued	27,675,450	4,350,516	0
Right-of-use assets obtained in exchange for operating lease obligations	0	0	63,530
Inventories used as fixed assets	0	0	302,795
Receivable for disposal of property and equipment	¥ 3,000	$ 472	¥ 0